PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 177,756	$ 98,435